Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt as of December 31, 2013 and 2012 consisted of the following:

	2013	2012
Term A Loan	$—	$152,000
Term B Loan	—	1,293,774
Term B-2 Loans	1,397,975	—
Revolving credit agreement	—	—
Senior Notes	260,000	400,000

Total long-term debt	1,657,975	1,845,774
Less discounts	(16,742)	(21,800)
Less current maturities	(14,050)	(21,330)

Total long-term debt, net of current maturities	$1,627,183	$1,802,644

Summary of Long-Term Debt Repayable

Long-term debt at December 31, 2013, is repayable as follows, not including any possible prepayments described above:

Years Ending December 31,
2014	$14,050
2015	14,050
2016	14,050
2017	274,050
2018	14,050
Thereafter	1,327,725

Total	$1,657,975